Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

(a)	Principles of Consolidation: The consolidated financial statements incorporate the financial statements of the Company. Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statement of comprehensive income / (loss) from the effective date of acquisition and up to the effective date of disposal, as appropriate. All intercompany balances and transactions have been eliminated.

(b)	Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include residual value of vessels, useful life of vessels, fair value of warrants and the fair value of derivative instruments. Actual results could differ from those estimates.

(c)	Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar. For other than derivative instruments, each asset, liability, revenue, expense, gain or loss arising from a foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate prevailing at the balance sheet date and any gains or losses are included in the consolidated statement of comprehensive income / (loss). As of December 31, 2015 and 2016, the Company had no foreign currency derivative instruments.

(d)	Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(e)	Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained under the Company's borrowing arrangements. Unless the total debt is presented as current, the minimum liquidity requirements per vessel with an obligation to retain such funds with a specific bank and pledged accounts which are not expected to be terminated within the next twelve months are classified as non-current assets, whereas the remaining portion of the minimum liquidity on a group level, and amounts held in retention accounts for short-term debt service purposes, are classified as current assets.

(f)	Trade Receivables, net: Trade receivables, net reflect receivables from time charters and commercial services net of an allowance for doubtful accounts. At the balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. As of December 31, 2015 and 2016, the provision for doubtful accounts was $149,510 and $133,010, respectively.

(g)	Inventories: Inventories consist of lubricants and stores on board the vessels. Inventories may also consist of bunkers when vessels are unemployed or are operating in the spot market. Inventories are stated at the lower of cost or market. Cost is determined by the first in, first out method.

(h)	Vessel Cost: Vessels are stated at cost, which consists of the contract price, less discounts, plus any direct expenses incurred upon acquisition, including improvements, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

(i)	Impairment of Long-Lived Assets: The Company reviews its long-lived assets "held and used" for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company's vessels.

(j)	Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, estimated to be $300 per lightweight ton. Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard, including secondhand vessels. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

(k)	Dry-Docking and Special Survey Costs: Dry-docking and special survey costs are expensed in the period incurred.

(l)	Above / Below Market Acquired Time Charters / Other Intangible Assets: When vessels are acquired with time charters attached and the charter rate on such charters is above or below the prevailing market rates at the time of acquisition, or in certain instances with attached manning agreements below prevailing market rates, the Company allocates the purchase price of the vessel and the attached time charter / manning agreement on a relative fair value basis.

The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimate of the then current market charter rate for an equivalent vessel at the time of acquisition. The asset or liability recorded is amortized or accreted over the remaining period of the time charter as a reduction or addition, respectively, to time charter revenue.

Other intangible assets relate to attached crew manning agreements providing that the charterer will be responsible for the crew cost during the term of the charter. The fair value of the attached manning agreements is computed as the present value of the crew cost savings. The asset recorded is amortized over the remaining period of the time charters as an addition to vessels operating expenses.

(m)	Trouble Debt Restructuring: A restructuring of a debt constitutes a troubled debt restructuring if the lender or creditor for economic or legal reasons related to the Company's financial difficulties grants a concession to the Company that it would not otherwise consider. Troubled debt, that is fully satisfied by foreclosure, repossession, or other transfer of assets or by grant of equity securities by the Company, is included in the term troubled debt restructuring and it is accounted for as such. The difference between the fair value of the assets granted and the carrying amount of debt settled is recognized as a gain on restructuring of debt.

(n)	Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding Debt – Modifications and Extinguishments. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. The unamortized financing costs are reflected in Other Assets in the consolidated balance sheets.

(o)	Pension and Retirement Benefit Obligations—Crew: The vessel owning companies employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

(p)	Revenue and Expenses: Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

Time Charter Revenues: Time charter revenues are recorded ratably over the term of the charter as service is provided, including the amortization/accretion of the above/below market acquired time charters where applicable. Time charter revenues received in advance of the provision of charter service are recorded as deferred income, and recognized when the charter service is rendered.

Commissions: Charter hire commissions are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues.

Vessel Operating Expenses: Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

(q)	Share Based Compensation: Share based payments to employees and directors are determined based on their grant date fair values and are amortized against income over the requisite service period.

(r)	Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers (i.e., spot vs. time charters) or by geographical region as the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the Chief Executive Officer being the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment.

(s)	Derivatives: All derivatives are recognized at their fair value.

The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income / (loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception of whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires or it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in current period earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to current period earnings as financial income or expense.

Warrants which do not qualify as equity instruments, are accounted for as derivative instruments if the warrant holders, could require settlement in cash under certain conditions, that are not solely within the control of the Company. Changes in fair value of the warrants are recorded in current period earnings.

(t)	Earnings per Share (EPS): Basic earnings per share are computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period determined using the two-class method of computing earnings per share. Dividends on cumulative perpetual preferred shares reduce the income available to common shareholders, even if not declared. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Such dilutive securities are excluded when the effect would be anti-dilutive.

(u)	Dividends: The Company records dividends to common shareholders on the date the dividends are declared. Dividends on cumulative preferred shares are recorded on an accrual basis. Dividends are recorded in equity against retained earnings to the extent there are retained earnings on the date of recording, while any shortfall is recorded in additional paid-in capital.

(v)	Deconsolidation of Subsidiaries: The Company deconsolidates a subsidiary or derecognizes a group of assets as of the date the Company ceases to have a controlling financial interest in that subsidiary or group of assets. The Company accounts for the deconsolidation of a subsidiary or de-recognition of a group of assets by recognizing a gain or loss in net income attributable to the Company, measured as the difference between (a) the aggregate of all of the following: (i) the fair value of any consideration received; (ii) the fair value of any retained noncontrolling investment in the former subsidiary or group of assets at the date the subsidiary is deconsolidated or the group of assets is derecognized; (iii) the carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the noncontrolling interest) at the date the subsidiary is deconsolidated and (b) the carrying amount of the former subsidiary’s assets and liabilities or the carrying amount of the group of assets.

(W)	Recent Accounting Pronouncements:

Revenue from Contracts with Customers: In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. The standard is effective for annual periods beginning after December 15, 2016, and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative effect adjustment as of the date of adoption. On July 9, 2015, the FASB voted to defer the effective date by one year to December 15, 2017 for annual reporting periods beginning after that date.  The FASB also permitted early adoption of the standard, but not before the original effective date of December 15, 2016.  The Company is evaluating the potential impact of this adoption on its consolidated financial statements. Subsequent to the issuance of ASU 2014-09, the FASB issued the following ASU’s which amend or provide additional guidance on topics addressed in ASU 2014-09.  In March 2016, the FASB issued ASU No. 2016-08, “Revenue Recognition - Principal versus Agent” (reporting revenue gross versus net). In April 2016, the FASB issued ASU No. 2016-10, “Revenue Recognition - Identifying Performance Obligations and Licenses.” Lastly, in May 2016, the FASB issued No. ASU 2016-12, “Revenue Recognition - Narrow Scope Improvements and Practical Expedients.” The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

Going Concern: In August 2014, the FASB issued ASU No 2014-15 "Presentation of Financial Statements – Going Concern (Sub-Topic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date that the financial statements are issued. The ASU applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

Debt Issuance Costs: In April 2015, an accounting pronouncement was issued by the FASB to update the guidance related to the presentation of debt issuance costs, which the Company adopted in January 2016. This guidance requires debt issuance costs, related to a recognized debt liability, be presented on the balance sheet as a direct deduction from the carrying amount of the related debt liability rather than being presented as an asset. The reclassification does not impact net income as previously reported or any prior amounts reported on the consolidated statements of comprehensive income / (loss), or the consolidated statements of cash flows. The effect of the retrospective application of this change in accounting principle on the consolidated balance sheets as of December 31, 2015 resulted in a reduction of “Other assets, net” and “Total assets” in the amount of $486,924 with a corresponding reduction of “Current portion of long-term debt” and “Total long-term liabilities.”

Inventories: In July 2015, the FASB issued ASU No 2015-11, Simplifying the Measurement of Inventory to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. The Company believes that the implementation of this update will not have any significant impact on its consolidated financial statements and has not elected the early adoption.

Leases: In February 2016, the FASB issued ASU No 2016-02, Leases. The standard amends the existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements. The ASU requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after December 15, 2018. Early adoption is permitted for all entities. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.

Stock Compensation: In March 2016, the FASB issued ASU No 2016-09, Stock Compensation, which is intended to simplify several aspects of the accounting for share-based payment award transactions. The guidance will be effective for the fiscal year beginning after December 15, 2016, including interim periods within that year. The Company believes that the implementation of this update will not have any material impact on its financial statements.

Statement of Cash Flows: In August 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company believes that the implementation of this update will not have any material impact on its financial statements. The Company has not elected early adoption.

Restricted cash: In November 2016 the FASB issued the ASU 2016-18 – Restricted cash. This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. The Company believes that the implementation of this update will not have any material impact on its financial statements.

Business Combinations: In January 2017, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standard Update (“ASU”) 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.